Long Term Debt - Schedule of Principal Maturities for Term Loan (Details) - USD ($) $ in Thousands	Jan. 02, 2021	Oct. 03, 2020	Dec. 28, 2019	Sep. 28, 2019
Debt Instrument [Line Items]
2021	$ 6,256
2021 and 2022	8,341
2022 and 2023	794,496
Total long-term debt	809,093	$ 1,201,178	$ 1,215,820	$ 1,211,605
Term Loan Due on August 16, 2023
Debt Instrument [Line Items]
2021 and 2022		8,341
2022 and 2023		8,341
2023 and 2024		794,496
Total long-term debt	$ 809,093	$ 811,178	$ 819,520	$ 821,605